Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net income	$ 53,623	$ 36,325
Adjustments to reconcile net income to net cash from operating activities:
Depreciation and amortization	31,574	33,422
(Gain)/Loss on foreign currency remeasurement of intercompany item	244	(3,206)
Deferred taxes	4,422	2,706
Non-cash interest expense on Bonds	5,103	12,874
Working capital adjustments:
Accounts receivable	(4,099)	(3,680)
Prepaid expenses, other current and non-current assets	(204)	(870)
Accounts payable, accrued expenses and other payables	5,835	(1,630)
Contract liabilities	609	(112)
Income tax payable	2,689	(1,749)
Other current and non-current liabilities	54	2,582
Net cash flows provided by operating activities	99,850	76,662
Cash flows from investing activities
Acquisition of Double8 Games Co., Ltd.	(1,952)
Purchases of property and equipment	(217)	(200)
Acquisition of intangible assets	(6)
Net cash flows used in investing activities	(2,175)	(200)
Cash flows from financing activities
Proceeds from capital investment from parent		5,124
Proceeds received from short-term borrowings		68,631
Proceeds received from long-term borrowings with related parties		17,158
Repayments of long-term borrowings with related parties	(42,371)
Repayments of short-term borrowings	(33,897)	(152,704)
Net cash flows used in financing activities	(76,268)	(61,791)
Net foreign exchange difference on cash and cash equivalents	(637)	(3,217)
Net increase in cash and cash equivalents	20,770	11,454
Cash and cash equivalents at beginning of year	42,418	30,964
Cash and cash equivalents at end of year	63,188	42,418
Noncash financing activity:
Conversion of 2.5% Convertible bonds, net of tax	187,095
Conversion of 2.5% Non-convertible bonds with warrants, net of tax	64,374
Interest	5,891	9,779
Income taxes	$ 12,546	$ 10,196